Schedule of Reconciliation of Provision of Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes	$ (1,619,155)	$ 232,454
Expected income tax expense (credit) at statutory rate of 25% (2022: 25%)	(404,789)	58,114
Stock issued for services	140,000
IPO related expenses	27,601	151,488
Provision for bad debt	106,742
Unrealized loss on investments	131,613
Government Subsidy Tech Boost	(6,721)
Other items, net	(20,207)	10,250
Income tax expense (credit)	$ (25,761)	$ 219,852